FINANCE COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Interest	$ 452	$ 511
Amortization of debt issue costs	5	5
Amortization of discount (premium)	(1)	1
Gain on interest rate hedges	(3)	(6)
Capitalized Interest	(9)	0
Accretion	87	67
Loss on debt extinguishment	29	127
Finance income	(15)	(14)
Total	545	691
Interest paid, classified as financing activities	$ 350	$ 425
Capitalisation rate of borrowing costs eligible for capitalisation	6.10%	6.00%
4.1% Notes Due 2023
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Borrowings, interest rate (as percent)	4.10%
6.95% Notes Due 2019
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Borrowings, interest rate (as percent)	6.95%
4.4 Percent Notes Due 2021
Disclosure of Detailed Information about Finance Income (Expense) [Line Items]
Borrowings, interest rate (as percent)	4.40%